Acquisition and sale of businesses and purchase of non-controlling interests - Purchase of shares of non-controlling interests (Details) ₨ in Millions, ¥ in Millions, £ in Millions, $ in Millions			1 Months Ended	2 Months Ended		3 Months Ended	4 Months Ended		8 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2021 GBP (£)	Jul. 01, 2020	Jul. 28, 2019	Aug. 31, 2019	Aug. 16, 2018	Jun. 30, 2019 GBP (£)	Oct. 20, 2020	Jun. 30, 2020 GBP (£)	Jun. 30, 2021 GBP (£)	Apr. 09, 2019 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Nov. 06, 2020 GBP (£)	Nov. 06, 2020 USD ($)	Oct. 21, 2020	Feb. 28, 2020 GBP (£)	Feb. 28, 2020 INR (₨)	Jul. 29, 2019 GBP (£)	Jul. 29, 2019 USD ($)	Apr. 09, 2019 CNY (¥)	Aug. 17, 2018	Jul. 04, 2013
Disclosure of detailed information about business combination [line items]
Consideration paid	£ 613					£ 21		£ 69	£ 613		£ 69	£ 613	£ 69
Proportion of ownership interest in subsidiary												100.00%
United Spirits Limited
Disclosure of detailed information about business combination [line items]
Consideration paid																	£ 60	₨ 5,495
Sichuan Shuijingfang Company Limited
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired										3.14%											3.14%	20.29%
Consideration paid										£ 775											¥ 6,774
Proportion of ownership interest in subsidiary	63.17%	63.14%
Transaction cost										£ 9
East African Breweries Limited | Serengeti Breweries Limited
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired														16.70%	16.70%	13.30%			4.00%	4.00%
Consideration paid														£ 42	$ 55				£ 2	$ 3
Shareholder loans														£ 16
Proportion of ownership interest in subsidiary							40.20%		47.00%
USL Benefit Trust
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary												2.38%
Serengeti Breweries Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			39.20%				40.20%		47.00%		40.20%
United Spirits Limited
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired																							14.98%
Proportion of ownership interest in subsidiary	55.94%			54.78%				55.94%				55.94%
United Spirits Limited | USL Benefit Trust
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary													2.38%
Sichuan Shuijingfang Company Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary					39.71%	63.14%